CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (54,875)	$ (29,024)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	1,078
Loss on issuance of convertible loans	13,112
Loss on disposal of property and equipment	58
Depreciation and amortization	4,077	3,021
Non-cash loss on foreign currency remeasurement	338	844
Changes in fair value of advanced subscription agreements	1,808	(59)
Change in fair value of derivative liability (Note 3)	8,724
Changes in operating assets and liabilities:
Accounts receivable	(400)	(285)
Prepaid expenses and other current assets	(90)	(5,176)
Accounts payable	2,647	(72)
Accrued expenses and other liabilities	2,023	4,068
Net cash used in operating activities	(21,500)	(26,683)
Investing activities
Purchases of property and equipment	(55)	(511)
Development of internal software	(1,810)	(3,726)
Net cash used in investing activities	(1,865)	(4,237)
Financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	1,004
Proceeds from exercise of warrants to purchase ordinary shares		85
Proceeds from issuance of advance of subscription, net of issuance costs	348	6,789
Proceeds from issuance of convertible loans	25,222
Payment of issuance costs of convertible loans	(852)
Proceeds from issuance of related party debt	9,862
Proceeds from other loan	84
Net cash provided by financing activities	35,668	6,874
Effect of exchange rate changes on cash	823	64
Net (decrease) increase in cash	13,126	(23,982)
Cash at beginning of period	1,295	25,277
Cash at end of period	14,421	$ 1,295
Non-cash financing activities
Advanced subscriptions converted into ordinary shares	1,396
Supplemental cash flow information
Interest paid	$ 529